Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Loss for Year	The table presents the loss for the three and six months ended June 30, 2026 and 2025, respectively (in USD thousands, except shares and loss per share):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net loss attributed to shareholders	$(22,356)	$(22,414)	$(41,678)	$(39,799)
Weighted average number of shares in issue	73,838,486	67,321,079	71,465,843	67,080,368
Basic and diluted loss per share	$(0.30)	$(0.33)	$(0.58)	$(0.59)